Group assets and liabilities by business type	6 Months Ended
Jun. 30, 2021
Group assets and liabilities by business type
Group assets and liabilities by business type

C1   Group assets and liabilities by business type

The analysis below is structured to show the investments and other assets and liabilities of the Group by reference to the differing degrees of policyholder and shareholder economic interest of the different types of business.

Debt securities are analysed below according to the issuing government for sovereign debt and to credit ratings for the rest of the securities.

The Group uses the middle of the Standard & Poor’s, Moody’s and Fitch ratings, where available. Where ratings are not available from these rating agencies, local external rating agencies’ ratings and lastly internal ratings have been used. Securities with none of the ratings listed above are classified as unrated and included under the ‘below BBB- and unrated’ category. The total securities (excluding sovereign debt) that were unrated at 30 June 2021 were $986 million (31 December 2020: $780 million from continuing operations). Additionally, government debt is shown separately from the rating breakdowns in order to provide a more focused view of the credit portfolio.

In the table below, AAA is the highest possible rating. Investment grade financial assets are classified within the range of AAA to BBB- ratings. Financial assets which fall outside this range are classified as below BBB-.

	30 Jun 2021 $m
	Asia and Africa
	Insurance								Elimination of
									intra-group
								Unallocated	debtors
	With	Unit-						to a	and	Group
	-profits	linked	Other	Eastspring	Eliminations	Total	US (discont'd)	segment	creditors	total
	note (i)	note (i)	note (i)				note (vi)
Debt securitiesnote (v), note C1.1
Sovereign debt
Indonesia	362	589	568	1	—	1,520	—	—	—	1,520
Singapore	3,673	587	939	78	—	5,277	—	—	—	5,277
Thailand	—	—	1,847	16	—	1,863	—	—	—	1,863
United Kingdom	—	7	—	—	—	7	—	—	—	7
United States	26,233	45	2,917	—	—	29,195	—	—	—	29,195
Vietnam	—	17	2,799	—	—	2,816	—	—	—	2,816
Other (predominantly Asia)	1,951	692	3,790	18	—	6,451	—	—	—	6,451
Subtotal	32,219	1,937	12,860	113	—	47,129		—	—	47,129
Other government bonds
AAA	1,630	83	276	—	—	1,989	—	—	—	1,989
AA+ to AA-	79	4	12	—	—	95	—	—	—	95
A+ to A-	641	115	298	—	—	1,054	—	—	—	1,054
BBB+ to BBB-	83	26	110	—	—	219	—	—	—	219
Below BBB- and unrated	85	13	369	—	—	467	—	—	—	467
Subtotal	2,518	241	1,065	—	—	3,824		—	—	3,824
Corporate bonds
AAA	935	227	449	—	—	1,611	—	—	—	1,611
AA+ to AA-	1,950	393	1,777	—	—	4,120	—	—	—	4,120
A+ to A-	7,909	645	4,976	—	—	13,530	—	—	—	13,530
BBB+ to BBB-	9,324	1,281	4,938	—	—	15,543	—	—	—	15,543
Below BBB- and unrated	3,938	1,050	1,775	1	—	6,764	—	—	—	6,764
Subtotal	24,056	3,596	13,915	1	—	41,568		—	—	41,568
Asset-backed securities
AAA	64	6	63	—	—	133	—	—	—	133
AA+ to AA-	1	1	—	—	—	2	—	—	—	2
A+ to A-	19	—	17	—	—	36	—	—	—	36
BBB+ to BBB-	16	—	10	—	—	26	—	—	—	26
Below BBB- and unrated	6	2	2	—	—	10	—	—	—	10
Subtotal	106	9	92	—	—	207	—	—	—	207
Total debt securities	58,899	5,783	27,932	114	—	92,728	—	—	—	92,728
Loans
Mortgage loans	—	—	154	—	—	154	—	—	—	154
Policy loans	1,302	—	353	—	—	1,655	—	—	—	1,655
Other loans	618	—	13	—	—	631	—	—	—	631
Total loans	1,920	—	520	—	—	2,440	—	—	—	2,440
Equity securities and holdings in collective investment schemes
Direct equities	10,506	13,007	2,541	85	—	26,139	—	—	—	26,139
Collective investment schemes	23,936	7,476	2,907	6	—	34,325	—	2	—	34,327
Total equity securities and holdings in collective investment schemes	34,442	20,483	5,448	91	—	60,464	—	2	—	60,466
Other financial investmentsnote (ii)	1,140	195	2,373	93	—	3,801	—	28	—	3,829
Total financial investments	96,401	26,461	36,273	298	—	159,433	—	30	—	159,463
Investment properties	—	—	39	—	—	39	—	—	—	39
Investments in joint ventures and associates accounted for using the equity method	—	—	1,771	285	—	2,056	—	—	—	2,056
Cash and cash equivalents	945	1,000	1,406	177	—	3,528	—	2,767	—	6,295
Reinsurers' share of insurance contract liabilities	221	—	9,670	—	—	9,891	—	—	—	9,891
Other assetsnote (iii)	1,663	284	8,643	795	(67)	11,318	—	3,598	(3,289)	11,627
Assets held for distributionnote D1.2	—	—	—	—	-	—	335,760	—	(10)	335,750
Total assets	99,230	27,745	57,802	1,555	(67)	186,265	335,760	6,395	(3,299)	525,121

Shareholders' equity	—	—	13,287	1,079	—	14,366	2,667	(1,320)	—	15,713
Non-controlling interests	—	—	40	137	—	177	333	—	—	510
Total equity	—	—	13,327	1,216	—	14,543	3,000	(1,320)	—	16,223

Contract liabilities and unallocated surplus of with-profits funds	89,243	25,615	36,224	—	—	151,082	—	—	—	151,082
Core structural borrowings	—	—	—	—	—	—	—	6,404	—	6,404
Operational borrowings	156	—	107	21	—	284	—	611	—	895
Other liabilitiesnote (iv)	9,831	2,130	8,144	318	(67)	20,356	—	700	(3,299)	17,757
Liabilities held for distributionnote D1.2	—	—	—	—	—	—	332,760	—	—	332,760
Total liabilities	99,230	27,745	44,475	339	(67)	171,722	332,760	7,715	(3,299)	508,898
Total equity and liabilities	99,230	27,745	57,802	1,555	(67)	186,265	335,760	6,395	(3,299)	525,121

	31 Dec 2020 $m
	Asia and Africa
	Insurance								Elimination of
									intra-group
								Unallocated	debtors
	With	Unit-						to a	and	Group
	-profits	linked	Other	Eastspring	Eliminations	Total	US (discont'd)	segment	creditors	total
	note (i)	note (i)	note (i)				note (vi)
Debt securitiesnote (v),note C1.1
Sovereign debt
Indonesia	385	658	564	12	—	1,619	—	—	—	1,619
Singapore	3,939	551	979	117	—	5,586	—	—	—	5,586
Thailand	—	—	1,999	11	—	2,010	—	—	—	2,010
United Kingdom	—	7	—	—	—	7	—	—	—	7
United States	24,396	21	2,551	—	—	26,968	5,126	—	—	32,094
Vietnam	—	11	2,881	—	—	2,892	—	—	—	2,892
Other (predominantly Asia)	1,322	700	3,681	19	—	5,722	30	—	—	5,752
Subtotal	30,042	1,948	12,655	159	—	44,804	5,156	—	—	49,960
Other government bonds
AAA	1,420	96	405	—	—	1,921	377	—	—	2,298
AA+ to AA-	129	2	28	—	—	159	522	—	—	681
A+ to A-	811	131	339	—	—	1,281	188	—	—	1,469
BBB+ to BBB-	452	16	196	—	—	664	3	—	—	667
Below BBB- and unrated	631	9	451	—	—	1,091	—	—	—	1,091
Subtotal	3,443	254	1,419	—	—	5,116	1,090	—	—	6,206
Corporate bonds
AAA	1,228	221	540	—	—	1,989	265	—	—	2,254
AA+ to AA-	1,943	476	1,871	—	—	4,290	869	—	—	5,159
A+ to A-	7,289	695	5,194	1	—	13,179	10,759	—	—	23,938
BBB+ to BBB-	9,005	1,299	4,785	—	—	15,089	12,686	—	—	27,775
Below BBB- and unrated	2,814	849	1,483	2	—	5,148	1,975	—	—	7,123
Subtotal	22,279	3,540	13,873	3	—	39,695	26,554	—	—	66,249
Asset-backed securities
AAA	74	9	24	—	—	107	2,110	—	—	2,217
AA+ to AA-	2	1	—	—	—	3	171	—	—	174
A+ to A-	15	—	16	—	—	31	741	—	—	772
BBB+ to BBB-	12	—	9	—	—	21	163	—	—	184
Below BBB- and unrated	9	2	8	—	—	19	48	—	—	67
Subtotal	112	12	57	—	—	181	3,233	—	—	3,414
Total debt securities	55,876	5,754	28,004	162	—	89,796	36,033	—	—	125,829
Loans
Mortgage loans	—	—	158	—	—	158	7,833	—	—	7,991
Policy loans	1,231	—	351	—	—	1,582	4,507	—	—	6,089
Other loans	492	—	16	—	—	508	—	—	—	508
Total loans	1,723	—	525	—	—	2,248	12,340	—	—	14,588
Equity securities and holdings in collective investment schemes
Direct equities	15,668	13,064	3,325	71	—	32,128	253	—	—	32,381
Collective investment schemes	18,125	7,392	1,638	10	—	27,165	25	2	—	27,192
US separate account assets	—	—	—	—	—	—	219,062	—	—	219,062
Total equity securities and holdings in collective investment schemes	33,793	20,456	4,963	81	—	59,293	219,340	2	—	278,635
Other financial investmentsnote (ii)	1,566	405	2,173	97	—	4,241	4,094	13	—	8,348
Total financial investments	92,958	26,615	35,665	340	—	155,578	271,807	15	—	427,400
Investment properties	—	—	16	—	—	16	7	—	—	23
Investments in joint ventures and associates accounted for using the equity method	—	—	1,689	273	—	1,962	—	—	—	1,962
Cash and cash equivalents	1,049	587	1,354	156	—	3,146	1,621	3,251	—	8,018
Reinsurers' share of insurance contract liabilities	257	—	11,106	—	—	11,363	35,232	—	—	46,595
Other assetsnote (iii)	1,538	252	9,418	839	(62)	11,985	19,813	3,624	(3,323)	32,099
Total assets	95,802	27,454	59,248	1,608	(62)	184,050	328,480	6,890	(3,323)	516,097

Shareholders' equity	—	—	12,861	1,102	—	13,963	8,511	(1,596)	—	20,878
Non-controlling interests	—	—	34	144	—	178	1,063	—	—	1,241
Total equity	—	—	12,895	1,246	—	14,141	9,574	(1,596)	—	22,119

Contract liabilities and unallocated surplus of with-profits funds	86,410	25,433	38,107	—	—	149,950	296,513	—	—	446,463
Core structural borrowings	—	—	—	—	—	—	250	6,383	—	6,633
Operational borrowings	194	—	105	23	—	322	1,498	624	—	2,444
Other liabilitiesnote (iv)	9,198	2,021	8,141	339	(62)	19,637	20,645	1,479	(3,323)	38,438
Total liabilities	95,802	27,454	46,353	362	(62)	169,909	318,906	8,486	(3,323)	493,978
Total equity and liabilities	95,802	27,454	59,248	1,608	(62)	184,050	328,480	6,890	(3,323)	516,097

Notes

(i)	‘With-profits’ comprises the with-profits assets and liabilities of the Hong Kong, Malaysia and Singapore operations. ‘Other business’ includes assets and liabilities of other participating business and other non-linked shareholder-backed business. ‘Unit-linked’ comprises the assets and liabilities held in the unit-linked funds.
(ii)	Other financial investments comprise derivative assets, other investments and deposits.
(iii)	Of total ‘Other assets’ at 30 June 2021, there are:

–   Property, plant and equipment (PPE) of $525 million (31 December 2020: $584 million from continuing operations). During half year 2021, the Group made additions of $24 million of PPE (half year 2020: $48 million from continuing operations), of which $5 million relates to right-of-use assets (half year 2020: $6 million from continuing operations).

–   Premiums receivable of $758 million (31 December 2020: $1,677 million from continuing operations), of which $715 million (31 December 2020: $1,640 million from continuing operations) are due within one year.

(iv)	Within ’Other liabilities’ at 30 June 2021 is accruals, deferred income and other liabilities of $8,017 million (31 December 2020: $8,445 million from continuing operations), of which $7,133 million (31 December 2020: $6,747 million from continuing operations) are due within one year.
(v)	The credit ratings, information or data contained in this report which are attributed and specifically provided by Standard & Poor’s, Moody’s and Fitch Solutions and their respective affiliates and suppliers (‘Content Providers’) is referred to here as the ‘Content’. Reproduction of any Content in any form is prohibited except with the prior written permission of the relevant party. The Content Providers do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. The Content Providers expressly disclaim liability for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold any such investment or security, nor does it address the suitability of an investment or security and should not be relied on as investment advice.
(vi)	Assets and liabilities held for distribution at 30 June 2021 related to the Group’s US operations which were classified as discontinued operations in half year 2021, as discussed in note A1. The condensed consolidated statement of financial position at 30 June 2021 has been presented after the elimination of all intragroup balances between the continuing and discontinued operations.